Gains and losses on disposal and main changes in scope of consolidation - Takeover of VOO in Belgium continued (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 02, 2023	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Assets
Goodwill	€ 23,775	€ 23,775	€ 23,113	€ 24,192
Other intangible assets	15,098	15,098	14,946	14,940				€ 15,135
Property, plant and equipment	33,193	33,193	31,640	30,484			€ 29,075
Right-of-use assets	8,175	8,175	7,936	7,702			7,009
Other non-current assets	192	192	216	254
Total non-current assets	84,811	84,811	82,847	82,236
Inventories	1,152	1,152	1,048	952			814
Trade receivables	6,013	6,013	6,305	6,029			5,620
Cash and cash equivalents	5,618	5,618	6,004	8,621			8,145	€ 427
Other current assets	2,388	2,388	2,217	1,875
Total current assets	25,241	25,241	26,803	25,834
Total assets	110,052	110,052	109,650	108,071
Equity and liabilities
Total equity	35,098	35,098	34,956	35,361			37,200
Non-current financial liabilities	30,535	30,535	31,930	31,922
Non-current lease liabilities	7,099	7,099	6,901	6,696
Deferred tax liabilities	1,143	1,143	1,124	1,185
Other non-current liabilities	299	299	276	306
Total non-current liabilities	44,427	44,427	45,471	45,434
Current financial liabilities	5,451	5,451	4,702	3,421
Trade payables	7,042	7,042	7,067	6,738			€ 6,475
Operating taxes and levies payables	1,483	1,483	1,405	1,436
Current taxes payables	460	460	538	425
Other current liabilities	2,779	2,779	2,526	2,338
Total current liabilities	30,526	30,526	29,223	27,276
Total equity and liabilities	110,052	110,052	109,650	108,071
Contribution to Group's consolidated income statement since acquisition date
Revenue		44,122	43,471	42,522
Operating income		4,969	4,801	2,521
Finance costs, net		(1,206)	(920)	(782)
Income tax		(871)	(1,265)	(962)
Consolidated net income		€ 2,892	2,617	€ 778
VOO [Member]
Assets
Goodwill					€ 684
Other intangible assets					166
Property, plant and equipment					1,132
Right-of-use assets					30
Other non-current assets					8
Total non-current assets					2,020
Inventories					24
Trade receivables					86
Cash and cash equivalents					19
Other current assets					58
Total current assets					187
Total assets					2,207
Equity and liabilities
Total equity					1,648
Non-current financial liabilities					86
Non-current lease liabilities					30
Deferred tax liabilities					56
Other non-current liabilities					43
Total non-current liabilities					214
Current financial liabilities					119
Trade payables					145
Operating taxes and levies payables					31
Current taxes payables					18
Other current liabilities					32
Total current liabilities					345
Total equity and liabilities					2,207
Contribution to Group's consolidated income statement since acquisition date
Revenue	300
Operating income	(18)
Finance costs, net	(6)
Income tax	5
Consolidated net income	€ (19)
Telekom Romania Communications [member]
Purchase price allocation
Purchase price related to the acquisition of the 75% share			285			€ 296
Fair value of the non-controlling interests			245
Acquisition cost			530
Net book value acquired			261
Tangible assets			261
Customer relationship			29
Other intangibles			2
Others			(3)
Net deferred tax			(20)
Identifiable assets acquired (liabilities assumed)			530
Goodwill			€ (272)
VOO [Member]
Purchase price allocation
Purchase price related to the acquisition of the 75% share					1,369
Fair value of the non-controlling interests					279
Acquisition cost					1,648
Net book value acquired					760
Tangible assets					152
Customer relationship					114
Trademark					16
Other intangibles					(11)
Net deferred tax					(68)
Identifiable assets acquired (liabilities assumed)					964
Goodwill					€ 684